Other Accrued Liabilities	12 Months Ended
Mar. 31, 2014
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	9. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2013	2014
Accrued expenses	$637	$571
Value added tax payable	24	2
Others	599	664
	$1,260	$1,237